Document and Entity Information	Jun. 10, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 10, 2024
Entity Registrant Name	Logan Ridge Finance Corporation
Entity Incorporation State Country Code	MD
Entity File Number	814-01022
Entity Tax Identification Number	90-0945675
Entity Address Address Line 1	650 Madison Avenue
Entity Address Address Line 2	3rd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	212
Local Phone Number	891-2880
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	LRFC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001571329
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	650 Madison Avenue
Entity Address Address Line 2	23rd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022